Employee benefits - Summary of employee benefit costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Cost of interest	$ (784)	$ (476)	$ (639)
Cost of services	(4)	(13)	(25)
Settlement	0	0	364
Total	$ (788)	$ (489)	$ (300)